ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 20,788	$ 19,597
Obligation related to acquisitions	331	8,725
Government authorities	10,758	6,706
Accrued expenses	5,185	4,560
Other short-term liabilities	807	743
Accrued expenses and other liabilities, total	$ 37,869	$ 40,331